K&L Gates LLP
One Lincoln Street
Boston, MA 02111

May 19, 2017

VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Evanston Alternative Opportunities Fund
Registration Statement on Form N-2 under the Securities Act of 1933 (333-______)
Amendment No. 8 on Form N-2 under the Investment Company Act of 1940 (811-22904)

Ladies and Gentlemen:
Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the above captioned fund (the “Registrant”) is a registration statement on Form N-2 under the 1933 Act, which also serves as Amendment No. 8 for the Fund’s registration under the 1940 Act (the “Registration Statement”).
The Registration Statement represents the annual update for the Fund of its continuous offer pursuant to Rule 415 under the 1933 Act.  If the Registrant was an open-end investment company, the update would be filed pursuant to Rule 485 under the 1933 Act.  Registrant is continuing the registration of its shares of beneficial interest under Rule 415, which requires the filing of a new registration statement registering shares (and registering the carry-forward of any unsold shares) based on the three-year timing included in Rule 415.  Thus, although filed under a new registration statement under the 1933 Act, the Registration Statement reflects the continuance of the Fund and therefore Registrant is neither a new fund nor a first-time registrant under the 1933 Act.  Please note that the Fund will file an amendment to its Registration Statement that will include audited financial and other related information.
Thank you for your attention to this filing.  Please direct any questions to the undersigned at (617) 261-3246 or Pablo J. Man at (617) 951-9209.
Sincerely,

/s/ Clair E. Pagnano

Clair E. Pagnano